12. Exploration costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Total all locations	$ 447	$ 1,329	$ 945	$ 3,227
United States [Member]
Total all locations	305	807	576	2,339
Mongolia [Member]
Total all locations	93	457	282	806
Other [Member]
Total all locations	$ 49	$ 65	$ 87	$ 82